KRANESHARES TRUST

KraneShares China Innovation ETF

KraneShares CICC China 5G and Semiconductor Index ETF

(the “Funds”)

Supplement dated September 27, 2023 to the currently effective Summary Prospectuses and Statutory
Prospectus as each may be supplemented

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectuses and Statutory Prospectus (together, the “Prospectus”) and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2023.

Effective September 28, 2023, the fourth bullet point of the first paragraph under the “Principal Investment Strategies” section of the KraneShares China Innovation ETF’s Prospectus is deleted and replaced with the following:

•	KFVG seeks to provide investment results that correspond to the CICC China 5G and Semiconductor Leaders Index, which includes the equity securities, or depositary receipts thereon, of the 50 largest Chinese companies by free-float market capitalization engaged in 5G and Semiconductor-Related Industries -- namely, Semiconductor Manufacturing, Semiconductor Equipment and Services, Manufacturing Equipment and Services, Internet and Data Services, Electronic Equipment Manufacturing, Electronic Components, Consumer Electronics, Computer Hardware and Storage, Communications Equipment, Commercial Electronics and Application Software. Companies in the Application Software industry are eligible only if they are market leaders in artificial intelligence (“AI”) based software, such as voice recognition and generative AI.

Effective September 28, 2023, the first and second paragraphs under the “Principal Investment Strategies” section of the KraneShares CICC China 5G and Semiconductor Index ETF’s Prospectus are deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in instruments in its Underlying Index or in instruments that have economic characteristics similar to those in the Underlying Index. The Underlying Index includes securities issued (or depositary receipts sponsored) by 50 Chinese companies classified by Fuzzy Logix, Inc. (doing business as “FastINDX”) (“Index Provider”) under the Fuzzy Logic Classification System as being in one of the following industries (collectively, “5G and Semiconductor-Related Industries”): Semiconductor Manufacturing, Semiconductor Equipment and Services, Manufacturing Equipment and Services, Internet and Data Services, Electronic Equipment Manufacturing, Electronic Components, Consumer Electronics, Computer Hardware and Storage, Communications Equipment, Commercial Electronics and Application Software. Companies in the Application Software industry are eligible only if they are market leaders in artificial intelligence (“AI”) based software, such as voice recognition and generative AI. The securities included in the Underlying Index include China A-Shares available for investment through the Shanghai-Hong Kong Stock Connect or Shenzhen-Hong Kong Stock Connect Programs and all securities listed in Hong Kong or the United States with China as the country of domicile. Securities must have an average daily traded value of over $1 million.

The top 50 securities by free-float market capitalization are included in the Underlying Index, subject to a 10% cap on each constituent. The Underlying Index is reconstituted quarterly. At each quarterly reconstitution, (a) a single constituent cannot exceed 10% of the Underlying Index and (b) if 45% of the Underlying Index consists of companies that are more than 5% of the Underlying Index, the individual weights of companies that are above 5% will be adjusted until 45% of the Underlying Index consists of companies that are less than 5%. During this process, the weighting of companies below 5% of the Underlying Index also will be adjusted. In addition, to minimize turnover in the Underlying Index, new companies will not be added to the Underlying Index until they are ranked 45 or higher and existing constituent of the Underlying Index will not be removed until they are ranked below 55. A newly listed initial public offering (“IPO”) may be added to the Underlying Index prior to the quarterly reconstitution if the three-day average market capitalization is greater than $10 billion after the IPO starts trading on an exchange.

Effective September 28, 2023, the fourth paragraph under the “Additional Information About the KGRO’s Underlying ETFs” section of the Funds’ Statutory Prospectus is deleted and replaced with the following:

KraneShares CICC China 5G & Semiconductor ETF (“KFVG”)

The KraneShares CICC China 5G & Semiconductor Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The KraneShares CICC China 5G & Semiconductor Index ETF’s current index is the CICC China 5G and Semiconductor Leaders Index. The CICC China 5G and Semiconductor Leaders Index includes the stocks and depositary receipts of the top 50 companies by free-float market capitalization of Chinese companies engaged in 5G and Semiconductor-Related Industries (as defined below). The securities that are eligible for inclusion in the CICC China 5G and Semiconductor Leaders Index at each quarterly reconstitution include all types of publicly issued shares of companies that operate primarily in China, such as A-Shares, B-Shares, H-Shares, P-Chips and Red Chips, which are described below. Issuers eligible for inclusion must be classified by the Fuzzy Logic Industry Classification System as being in one of the following and related industries (collectively, “5G and Semiconductor-Related Industries”): Semiconductor Manufacturing, Semiconductor Equipment and Services, Manufacturing Equipment and Services, Internet and Data Services, Electronic Equipment Manufacturing, Electronic Components, Consumer Electronics, Computer Hardware and Storage, Communications Equipment and Commercial Electronics and Application Software. Companies in the Application Software industry are eligible only if they are market leaders in artificial intelligence (“AI”) based software, such as voice recognition and generative AI. Securities must have an average daily traded value of over $1 million.

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Effective September 28, 2023, the eleventh and twelfth paragraphs under the “Additional Information about the Underlying Indexes for Passively Managed ETFs” section of the Funds’ Statutory Prospectus are deleted and replaced with the following:

KraneShares CICC China 5G & Semiconductor Index ETF (“KFVG”)

The Underlying Index includes securities issued (or depositary receipts sponsored) by 50 Chinese companies classified by Fuzzy Logix, Inc. (doing business as “FastINDX”) (“Index Provider”) under the Fuzzy Logic Classification System as being in one of the following industries (collectively, “5G and Semiconductor-Related Industries”): Semiconductor Manufacturing, Semiconductor Equipment and Services, Manufacturing Equipment and Services, Internet and Data Services, Electronic Equipment Manufacturing, Electronic Components, Consumer Electronics, Computer Hardware and Storage, Communications Equipment and Commercial Electronics and Application Software. Companies in the Application Software industry are eligible only if they are market leaders in artificial intelligence (“AI”) based software, such as voice recognition and generative AI. The securities included in the Underlying Index include China A-Shares available for investment through the Shanghai-Hong Kong Stock Connect or Shenzhen-Hong Kong Stock Connect Programs and all securities listed in Hong Kong or the United States with China as the country of domicile. Securities must have an average daily traded value of over $1 million.

The top 50 securities by free-float market capitalization are included in the Underlying Index, subject to a 10% cap on each constituent. The Underlying Index is reconstituted quarterly. At each quarterly reconstitution, (a) a single constituent cannot exceed 10% of the Underlying Index and (b) if 45% of the Underlying Index consists of companies that are more than 5% of the Underlying Index, the individual weights of companies that are above 5% will be adjusted until 45% of the Underlying Index consists of companies that are less than 5%. During this process, the weighting of companies below 5% of the Underlying Index also will be adjusted. In addition, to minimize turnover in the Underlying Index, new companies will not be added to the Underlying Index until they are ranked 45 or higher and existing constituents of the Underlying Index will not be removed until they are ranked below 55. A newly listed initial public offering (“IPO”) may be added to the Underlying Index prior to the quarterly reconstitution if the three-day average market capitalization is greater than $10 billion after the IPO starts trading on an exchange.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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